Expense Example - FidelityInflation-ProtectedBondIndexFund-PRO - FidelityInflation-ProtectedBondIndexFund-PRO - Fidelity Inflation-Protected Bond Index Fund - Fidelity Inflation-Protected Bond Index Fund
Mar. 01, 2023 USD ($)
Expense Example:
1 year	$ 5
3 years	16
5 years	28
10 years	$ 64